Shareholder Report, Holdings (Details) - NICHOLAS FUND INC	Oct. 31, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.84%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.24%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.88%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.32%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.94%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.06%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Alphabet Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	6.08%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Advanced Mirco Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.02%
The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Total of Top Ten
Holdings [Line Items]
Percent of Net Asset Value	36.29%